Fair Value (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value
Fair Value of Assets and Liabilities by Level Measured On a Recurring Basis

	March 31, 2010
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥13,308,112	¥4,332,959	¥1,166,538	¥18,807,609
Debt securities
Japanese national government and Japanese government agency bonds	4,480,316	94,718	—	4,575,034
Japanese prefectural and municipal bonds	—	91,076	—	91,076
Foreign governments and official institutions bonds	6,237,215	487,898	171,534	6,896,647
Corporate bonds	—	1,072,625	494,987	1,567,612
Residential mortgage-backed securities	1,402,188	200,096	56,468	1,658,752
Commercial mortgage-backed securities	—	—	17,315	17,315
Asset-backed securities	—	127,301	389,061	516,362
Other debt securities	—	5,166	—	5,166
Commercial paper	—	1,473,625	—	1,473,625
Equity securities(2)	1,188,393	780,454	37,173	2,006,020
Trading derivative assets	25,878	8,446,637	382,952	8,855,467
Investment securities:
Securities available for sale	43,871,776	4,176,491	2,363,609	50,411,876
Debt securities
Japanese national government and Japanese government agency bonds	38,324,775	1,108,086	—	39,432,861
Japanese prefectural and municipal bonds	—	277,831	3,069	280,900
Foreign governments and official institutions bonds	1,223,777	33,852	87,597	1,345,226
Corporate bonds	—	1,311,183	2,163,465	3,474,648
Residential mortgage-backed securities	3,839	910,745	26,827	941,411
Commercial mortgage-backed securities	—	38,820	14,475	53,295
Asset-backed securities	—	260,723	67,095	327,818
Other debt securities	—	47	990	1,037
Marketable equity securities	4,319,385	235,204	91	4,554,680
Other investment securities	—	1,122	33,904	35,026
Others(3)(4)	442,086	206,447	17,217	665,750

Total	¥57,647,852	¥17,163,656	¥3,964,220	¥78,775,728

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥166,020	¥2,629	¥—	¥168,649
Trading derivative liabilities	77,470	8,031,143	411,564	8,520,177
Obligation to return securities received as collateral	3,071,320	158,001	—	3,229,321
Others(5)	—	467,590	45,347	512,937

Total	¥3,314,810	¥8,659,363	¥456,911	¥12,431,084

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivative contracts	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,178,801	4,053,521	2,203,312	54,435,634
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,639,830	125,062	195	3,765,087
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,332,103	¥19,148,718	¥3,493,914	¥83,974,735

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivative contracts	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥304,120 million and ¥193,249 million at March 31, 2010 and 2011, respectively. The unfunded commitments related to these investments at March 31, 2010 and 2011 are ¥6,455 million and ¥5,780 million, respectively. These investments are mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2010 were ¥7,050 million, ¥4,002 million and ¥3,972 million, respectively, and those at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2010 were ¥2,758 million, ¥3,325 million and ¥3,532 million, respectively, and those at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Reconciliation of Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Level 3 Inputs

	March 31, 2009	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(6)	Transfer out of Level 3(6)		March 31, 2010	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2010
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,906,009	¥182,968	(2)	¥—	¥(580,019)	¥14,582	¥(357,002)		¥1,166,538	¥91,316	(2)
Debt securities
Foreign governments and official institutions bonds	193,673	1,420		—	(4,367)	—	(19,192)		171,534	(1,041)
Corporate bonds	509,257	29,123		—	3,631	14,582	(61,606)		494,987	22,984
Residential mortgage-backed securities	113,495	17,091		—	(74,118)	—	—		56,468	11,328
Commercial mortgage-backed securities	16,401	7,387		—	(6,473)	—	—		17,315	6,763
Asset-backed securities	702,996	70,737		—	(330,899)	—	(53,773)		389,061	45,512
Other debt securities	—	—		—	—	—	—		—	—
Commercial paper	—	—		—	—	—	—		—	—
Equity securities	370,187	57,210		—	(167,793)	—	(222,431	)(5)	37,173	5,770
Trading derivatives (Net)	4,491	(16,391	)(2)	(45)	(37,378)	24,767	(4,056)		(28,612)	30,262	(2)
Investment securities:
Securities available for sale	3,335,664	(4,857	)(3)	30,835	(349,625)	308,526	(956,934)		2,363,609	(24,775	)(3)
Debt securities
Japanese prefectural and municipal bonds	4,471	13		—	(1,415)	—	—		3,069	8
Foreign governments and official institutions bonds	24,148	(6)		4,235	59,220	—	—		87,597	(6)
Corporate bonds	3,043,083	(4,845)		23,113	(382,381)	308,526	(824,031)		2,163,465	(24,792)
Residential mortgage-backed securities	32,302	(1)		38	(5,512)	—	—		26,827	(1)
Commercial mortgage-backed securities	18,086	1		(503)	(3,109)	—	—		14,475	1
Asset-backed securities	205,271	(85)		2,543	(7,731)	—	(132,903)		67,095	(16)
Other debt securities	1,357	56		40	(463)	—	—		990	31
Marketable equity securities	6,946	10		1,369	(8,234)	—	—		91	—
Other investment securities	42,681	(7,757	)(4)	46	(328)	—	(738)		33,904	(8,089	)(4)
Others	18,312	(1,212	)(4)	—	117	—	—		17,217	(1,027	)(4)

Total	¥5,307,157	¥152,751		¥30,836	¥(967,233)	¥347,875	¥(1,318,730)		¥3,552,656	¥87,687

Liabilities
Others	¥(133,087)	¥(1,526	)(4)	¥(17,391)	¥5,955	¥153,524	¥38		¥45,347	¥6,876	(4)

Total	¥(133,087)	¥(1,526)		¥(17,391)	¥5,955	¥153,524	¥38		¥45,347	¥6,876

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(6)		Transfer out of Level 3(6)		March 31, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥2,077	(2)	¥—	¥(98,921)	¥87,162		¥(19,445)		¥1,137,411	¥(10,933	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	(1,720)		—	(64,468)	10,211		—		115,557	(6,688)
Corporate bonds	494,987	(12,756)		—	9,697	76,949	(7)	(14,513	)(7)	554,364	(7,892)
Residential mortgage-backed securities	56,468	5,963		—	(8,743)	—		—		53,688	5,062
Commercial mortgage-backed securities	17,315	3,425		—	18,336	—		—		39,076	2,890
Asset-backed securities	389,061	(632)		—	(29,662)	—		(4,932)		353,835	(4,306)
Equity securities	37,173	7,797		—	(24,081)	2		—		20,891	1
Trading derivatives—net	(28,612)	(9,821	)(2)	5,948	(23,117)	31,005		(12,254)		(36,851)	(4,571	)(2)
Interest rate contracts—net	(45,467)	(4,991)		—	(14,513)	14,212		(9,199)		(59,958)	6
Foreign exchange contracts—net	6,440	46		5,963	(5,245)	16,826		8,881		32,911	(2,201)
Equity contracts—net	(8,272)	(982)		(15)	(1,212)	—		—		(10,481)	(2,417)
Commodity contracts—net	14,003	276		—	(1,331)	(33)		(11,936)		979	434
Credit derivative contracts—net	4,684	(4,170)		—	(816)	—		—		(302)	(393)
Investment securities:
Securities available for sale	2,363,609	(431	)(3)	7,476	(354,656)	503,817		(316,503)		2,203,312	(16,526	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	9		3	(2,027)	—		—		1,054	2
Foreign governments and official institutions bonds	87,597	(378)		1,888	41,302	—		—		130,409	(296)
Corporate bonds	2,163,465	3,844		6,150	(371,409)	503,817	(7)	(297,895	)(7)	2,007,972	(14,699)
Residential mortgage-backed securities	26,827	(1,629)		180	(1,595)	—		—		23,783	(1)
Commercial mortgage-backed securities	14,475	(1,522)		863	(5,669)	—		—		8,147	(1,522)
Asset-backed securities	67,095	(733)		(1,612)	(15,350)	—		(18,608)		30,792	11
Other debt securities	990	(20)		—	(10)	—		—		960	(20)
Marketable equity securities	91	(2)		4	102	—		—		195	(1)
Other investment securities	33,904	384	(4)	(337)	2,670	—		(713)		35,908	(131	)(4)
Others	17,217	(1,489	)(4)	—	(425)	—		—		15,303	(1,182	)(4)

Total	¥3,552,656	¥(9,280)		¥13,087	¥(474,449)	¥621,984		¥(348,915)		¥3,355,083	¥(33,343)

Liabilities
Others	¥45,347	¥2,453	(4)	¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902	)(4)

Total	¥45,347	¥2,453		¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902)

Notes:

(1)	Includes trading securities under fair value option.
(2)	Included in trading account profits (losses)—net and in foreign exchange gains (losses)—net.
(3)	Included in investment securities gains (losses)—net.
(4)	Included in trading account profits (losses)—net.
(5)	The MUFG Group reclassified investments in certain hedge funds from Level 3 to Level 2 because they were redeemable at net asset value at the measurement date or in the near future.
(6)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period during the fiscal year ended March 31, 2011 while all transfers out of Level 3 were assumed to have occurred at the end of the period during the fiscal year ended March 31, 2010.
(7)	Transfers out of and into Level 3 for corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit rating of the bond issuers and loss given default which are based on the MUFG Group's internal data.

Carrying Value of Assets Measured at Fair Value on a Nonrecurring Basis by Level

	March 31, 2010
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥14,127	¥14,127
Loans	10,346	37,247	385,979	433,572
Premises and equipment	—	—	11,025	11,025
Intangible assets	—	—	52,262	52,262
Other assets(1)(2)	144,659	—	29,781	174,440

Total	¥155,005	¥37,247	¥493,174	¥685,426

Notes:

(1)	Includes investments valued at net asset value of ¥22,686 million. The unfunded commitments related to these investments are ¥12,269 million. These investments are private equity funds.
(2)	Includes investments in equity method investees.

	March 31, 2011
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185
Loans	12,243	14,843	343,696	370,782
Loans held for sale	—	1,901	4,726	6,627
Collateral dependent loans	12,243	12,942	338,970	364,155
Premises and equipment	—	—	10,371	10,371
Intangible assets	—	—	32,833	32,833
Other assets	51,083	—	20,128	71,211
Investments in equity method investees(1)	51,083	—	13,853	64,936
Other	—	—	6,275	6,275

Total	¥63,326	¥14,843	¥412,213	¥490,382

Note:

(1)	Includes investments valued at net asset value of ¥14,098 million. The unfunded commitments related to these investments are ¥5,407 million. These investments are private equity funds.

Nonrecurring Changes in Fair Value

Losses for the fiscal year ended March 31, 2010
(in millions)
Investment securities	¥26,262
Loans	211,471
Premises and equipment	10,548
Intangible assets	12,400
Other assets(1)	110,722

Total	¥371,403

Note:

(1)	Includes investments in equity method investees. The MUFG Group recorded impairment losses on investments in equity method investees, in mainly a consumer finance company, of ¥110,189 million.

Losses for the fiscal year ended March 31, 2011
(in millions)
Investment securities	¥3,364
Loans	160,862
Loans held for sale	1,263
Collateral dependent loans	159,599
Premises and equipment	11,497
Intangible assets	26,566
Other assets	23,827
Investments in equity method investees	21,895
Other	1,932

Total	¥226,116

Schedule of Differences between Aggregate Fair Value and Aggregate Remaining Contractual Balance for Long-Term Receivables and Debt Instruments

	2010			2011
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value under remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥31,500	¥30,832	¥(668)	¥26,000	¥26,192	¥192

Total	¥31,500	¥30,832	¥(668)	¥26,000	¥26,192	¥192

Financial liabilities:
Long-term debt	¥792,059	¥615,618	¥(176,441)	¥722,752	¥575,969	¥(146,783)

Total	¥792,059	¥615,618	¥(176,441)	¥722,752	¥575,969	¥(146,783)

Schedule of Gains (Losses) Related to Instruments for Which Fair Value Option Was Elected

	For the fiscal year ended March 31,
	2010			2011
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥(1,277)	¥—	¥(1,277)	¥243	¥—	¥243
Receivables under resale agreements(1)	(5,240)	—	(5,240)	4,736	—	4,736
Trading account securities	327,338	(371,660)	(44,322)	68,618	(837,459)	(768,841)

Total	¥320,821	¥(371,660)	¥(50,839)	¥73,597	¥(837,459)	¥(763,862)

Financial liabilities:
Other short-term borrowings(1)	530	—	530	(454)	—	(454)
Long-term debt(1)	56,282	—	56,282	(114,528)	—	(114,528)

Total	¥56,812	¥—	¥56,812	¥(114,982)	¥—	¥(114,982)

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Estimated Fair Value of Financial Instruments Not Carried on Balance Sheet at Fair Value

	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, and Receivables under resale agreements and Receivable under securities borrowing transactions	¥17,465	¥17,465	¥19,486	¥19,486
Trading account assets, excluding derivatives	18,808	18,808	18,792	18,792
Investment securities	54,514	55,058	58,642	59,108
Loans, net of allowance for credit losses	90,870	91,812	86,262	87,054
Other financial assets	4,361	4,361	4,677	4,677
Derivative financial instruments:
Trading activities	8,855	8,855	10,033	10,033
Activities qualifying for hedges	9	9	2	2
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, and Payables under repurchase agreements and Payable under securities lending transactions	¥34,969	¥34,969	¥35,544	¥35,544
Interest-bearing deposits	117,868	117,972	117,894	117,960
Trading account liabilities, excluding derivatives	169	169	31	31
Obligations to return securities received as collateral	3,229	3,229	3,268	3,268
Due to trust account	1,560	1,560	634	634
Other short-term borrowings	6,097	6,097	8,488	8,488
Long-term debt	14,162	14,369	13,357	13,557
Other financial liabilities	3,981	3,981	4,635	4,635
Derivative financial instruments:
Trading activities	8,520	8,520	9,878	9,878
Activities qualifying for hedges	1	1	—	—